Leases (Details)	Dec. 31, 2024
Minimum [Member] | Operating Lease Agreements [Member]
Leases [Line Items]
Operating lease agreements term	1 year
Minimum [Member] | Finance Lease Agreements [Member]
Leases [Line Items]
Operating lease agreements term	4 years
Maximum [Member] | Operating Lease Agreements [Member]
Leases [Line Items]
Operating lease agreements term	20 years
Maximum [Member] | Finance Lease Agreements [Member]
Leases [Line Items]
Operating lease agreements term	5 years